SHARE CAPITAL AND PREMIUM	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL AND PREMIUM	SHARE CAPITAL AND PREMIUM

	US Dollars
Figures in millions	2021	2020	2019

Share capital
Authorised
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cent each	—	—	—
30,000,000 C redeemable preference shares of no par value	—	—	—
	23	23	23
Issued and fully paid
417,501,452 (2020: 416,890,087; 2019: 415,301,215) ordinary shares of 25 SA cents each	17	17	17
nil (2020 and 2019: 2,000,000) A redeemable preference shares of 50 SA cents each(1)		—	—
nil (2020 and 2019: 778,896) B redeemable preference shares of 1 SA cent each(1)		—	—
	17	17	17
Treasury shares held within the group:
nil (2020: 2,778,896; 2019: 2,778,896) A and B redeemable preference shares		—	—
	17	17	17
Share premium
Balance at beginning of year	7,250	7,235	7,208
Ordinary shares issued - share premium	9	15	27
Preference shares redeemed(1)	(53)
	7,206	7,250	7,235
Less: held within the group
Redeemable preference shares(1)		(53)	(53)
Balance at end of year	7,206	7,197	7,182
Share capital and premium	7,223	7,214	7,199
(1) During December 2021 the A and B redeemable preference shares were redeemed and the preference share certificates cancelled.